Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 29, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
TCM Small Cap Growth Fund | TCM Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	TCMSX
TCM Small-Mid Cap Growth Fund | TCM Small-Mid Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	TCMMX